Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,401,000.00
Previously Paid Amount	0.00
Total Fee Amount	331.58
Total Offset Amount	0.00
Net Fee	331.58
Narrative - Max Aggregate Offering Price	$ 2,401,000.00
Final Prospectus	true